Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer Corporate Bond Fund
Prospectus Date	rr_ProspectusDate	Nov. 09, 2018
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2018